LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 849,542,147		¥ 674,173,731
Less: accumulated amortization	(88,580,563)		(76,251,281)
Land use rights, net	760,961,584		597,922,450		$ 116,622,465
Amortization of land use rights	12,379,121	$ 1,897,183	11,974,071	¥ 11,042,735
Estimated future amortization expense	15,966,414
Land use rights pledged	65,882,634		171,927,583
Gain on disposal of land use right	¥ 0	$ 0	0	¥ 315,735
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of land use rights	50 years	50 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of land use rights	70 years	70 years
Bank Acceptance Notes [Member ]
Finite-Lived Intangible Assets [Line Items]
Land use rights pledged	¥ 99,457,421		¥ 85,496,345